INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENT IN JOINT VENTURE
Schedule of investment in joint ventures

	December 31,	December 31,
	2020	2019
Investment in joint venture - Puren	$18.3	$18.4
	$18.3	$18.4